Share information; Earnings per share	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Line Items]
Share capital

Share information and earnings per share

Ordinary share capital

As of 31 December 2020, UBS Group AG had 3,859,055,395 issued shares with a nominal value of CHF 0.10 each, leading to a share capital of CHF 385,905,539.50.

Conditional share capital

As of 31 December 2020, the following conditional share capital was available to UBS Group AG’s Board of Directors (BoD):

–A maximum of CHF 38,000,000 represented by up to 380,000,000 fully paid registered shares with a nominal value of CHF 0.10 each, to be issued through the voluntary or mandatory exercise of conversion rights and / or warrants granted in connection with the issuance of bonds or similar financial instruments on national or international capital markets. This conditional capital allowance was approved at the Extraordinary General Meeting (EGM) held on 26 November 2014, originally approved at the Annual General Meeting (AGM) of UBS AG on 14 April 2010. The BoD has not made use of such allowance.

–A maximum of CHF 12,170,583 represented by 121,705,830 fully paid registered shares with a nominal value of CHF 0.10 each, to be issued upon exercise of employee options and stock appreciation rights issued to employees and members of the management and of the BoD of UBS Group AG and its subsidiaries. This conditional capital allowance was approved by the shareholders at the same EGM in 2014.

Authorized share capital

UBS Group AG had no authorized capital available to issue on 31 December 2020.

Share repurchase program

Share repurchase program

In March 2018, UBS initiated a share repurchase program of up to CHF 2 billion over a three-year period. Under this program, UBS repurchased 31 million shares totaling USD 364 million in 2020 (2019: 69 million shares totaling USD 806 million).

The program was completed on 2 February 2021 and the shares repurchased under the program are expected to be canceled by means of a capital reduction, to be proposed for shareholder approval at the 2021 AGM.

In February 2021, UBS commenced a new three-year share repurchase program of up to CHF 4 billion.

UBS AG
Disclosure Of Classes Of Share Capital [Line Items]
Share capital

Share information and earnings per share

Ordinary share capital

As of 31 December 2020, UBS AG had 3,858,408,466 issued shares (31 December 2019: 3,858,408,466 shares) with a nominal value of CHF 0.10 each, leading to a share capital of CHF 385,840,846.60. The shares were entirely held by UBS Group AG.

Conditional share capital

As of 31 December 2020, the following conditional share capital was available to UBS AG’s Board of Directors (BoD):

–A maximum of CHF 38,000,000 represented by up to 380,000,000 fully paid registered shares with a nominal value of CHF 0.10 each, to be issued through the voluntary or mandatory exercise of conversion rights and / or warrants granted in connection with the issuance of bonds or similar financial instruments on national or international capital markets. This conditional capital allowance was approved at the Annual General Meeting of UBS AG on 14 April 2010. The BoD has not made use of such allowance.

Authorized share capital

UBS AG had no authorized capital available to issue on 31 December 2020.

Earnings per share

In 2015, UBS AG shares were delisted from the SIX Swiss Exchange and the New York Stock Exchange. As of 31 December 2020, 100% of UBS AG’s issued shares were held by UBS Group AG and therefore were not publicly traded. Accordingly, earnings per share information is not provided for UBS AG.